Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Class A Preferred Stock	Common Stock	Common Stock to be issued	Common Stock Subcriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 31, 2017		$ 359			$ 561,738	$ (651,158)	$ (89,061)
Balance, Shares at Aug. 31, 2017		3,590,973
Common stock issued for services rendered
Common stock issued for services rendered, Shares
Common stock issued in settlement of convertible notes payable and accrued interest		$ 867			$ 12,133		$ 13,000
Common stock issued in settlement of convertible notes payable and accrued interest, Shares		8,666,667
Beneficial conversion feature					27,954		(27,954)
Net Loss						(86,846)	(86,846)
Balance at Aug. 31, 2018		$ 1,226			601,825	(738,004)	(134,953)
Balance, Shares at Aug. 31, 2018		12,257,640
Net Loss						(17,283)	(17,283)
Balance at Nov. 30, 2018		$ 1,226			601,825	(755,287)	(152,236)
Balance, Shares at Nov. 30, 2018		12,257,640
Balance at Aug. 31, 2018		$ 1,226			601,825	(738,004)	(134,953)
Balance, Shares at Aug. 31, 2018		12,257,640
Common stock issued for services rendered			$ 153		350,812		350,965
Common stock issued for services rendered, Shares			1,533,333
Proceeds from common stock subscriptions		$ 27			99,973		100,000
Proceeds from common stock subscriptions, Shares		266,667
Proceeds from common stock subscriptions - To be Issued			$ 36		134,964		135,000
Proceeds from common stock subscriptions - To be Issued, Shares			360,000
Net Loss						(389,597)	(389,597)
Balance at Aug. 31, 2019		$ 1,253	$ 189		1,187,574	(1,127,601)	61,415
Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Balance at Nov. 30, 2018		$ 1,226			601,825	(755,287)	(152,236)
Balance, Shares at Nov. 30, 2018		12,257,640
Net Loss						(7,343)	(7,343)
Balance at Feb. 28, 2019		$ 1,226			601,825	(762,630)	(159,579)
Balance, Shares at Feb. 28, 2019		12,257,640
Balance at Aug. 31, 2019		$ 1,253	$ 189		1,187,574	(1,127,601)	61,415
Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Common stock issued for services rendered		$ 189	$ (189)
Common stock issued for services rendered, Shares		1,893,333	(1,893,333)
Shares Issued for Services		$ 2			20,881		20,883
Shares Issued for Services, Shares		23,333
Stock based compensation					95,670		95,670
Proceeds from common stock subscriptions		$ 20			74,980		75,000
Proceeds from common stock subscriptions, Shares		203,333
Proceeds from common stock subscriptions - To be Issued			$ 26		64,974		65,000
Proceeds from common stock subscriptions - To be Issued, Shares			260,000
Discount on convertible note					20,000		20,000
Effects of Reverse stock-split		$ 19			(19)
Effects of Reverse stock-split, shares		188,822
Net Loss						(385,437)	(385,437)
Balance at Nov. 30, 2019		$ 1,483	$ 26		1,464,060	(1,513,038)	(47,469)
Balance, Shares at Nov. 30, 2019		14,833,128	260,000
Common stock issued for services rendered
Stock based compensation					94,618		94,618
Common stock issued in settlement of convertible notes payable and accrued interest			$ 400		112,000		112,400
Common stock issued in settlement of convertible notes payable and accrued interest, Shares			400,000
Proceeds from common stock subscriptions - To be Issued		$ 26	$ (26)
Proceeds from common stock subscriptions - To be Issued, Shares		260,000	(260,000)
Net Loss						(762,196)	(762,196)
Balance at Feb. 29, 2020		$ 1,509	$ 400		$ 1,670,678	$ (2,275,234)	$ (602,647)
Balance, Shares at Feb. 29, 2020		15,093,128	400,000